BUSINESS DESCRIPTION, Economic Context (Details)		3 Months Ended	12 Months Ended
	Nov. 30, 2022	Sep. 30, 2022	Dec. 31, 2022 Participants $ / shares	Dec. 31, 2021
Economic context [Abstract]
Cumulative inflation rate			94.80%
Economic activity, poverty and unemployment [Abstract]
Percentage increase (decrease) of economic activity	(2.60%)			10.40%
Unemployment rate		7.10%
Percentage of population living in poverty			36.50%
Fiscal imbalance [Abstract]
Percentage of primary fiscal deficit			2.40%	4.20%
Monetary imbalance and inflation [Abstract]
Survey of Market Expectations, number of participants | Participants			37
Expected inflation rate			110.00%
Exchange Market [Abstract]
Purchase price of foreign currency for buyer (in dollars per share)			$ 176.96
Purchase price of foreign currency for seller (in dollars per share)			$ 177.16
U.S. Dollars [Member]
Exchange Market [Abstract]
Depreciation of peso against U.S. dollar			72.00%
Alternative Currencies [Member]
Exchange Market [Abstract]
Exchange rate gap			100.00%